Condensed Consolidating Financial Information - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	Apr. 30, 2013	Oct. 31, 2012	Oct. 31, 2011
Condensed Financial Statements, Captions [Line Items]
Publicly registered U.S. senior notes	$ 813,942	$ 757,969	$ 747,686
Senior Notes [Member]
Condensed Financial Statements, Captions [Line Items]
Publicly registered U.S. senior notes		400,000	400,000
U.S. [Member] | Senior Notes [Member]
Condensed Financial Statements, Captions [Line Items]
Publicly registered U.S. senior notes	$ 400,000	$ 400,000